Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Current assets:
Cash and cash equivalents	$ 6,651,272	$ 3,297,564
Restricted cash		2,100,000
Marketable investment securities		2,478,953
Accounts receivable, net	2,630,257	2,398,872
Inventory, net	2,335,786	2,119,084
Prepaid expenses	118,662	262,133
Total current assets	11,735,977	12,656,606
Property and equipment, net	149,024	234,308
Capitalized software development costs, net	1,345,522
Right-of-use assets	806,352	972,663
Other long-term assets	31,057	1,905,983
Total assets	14,067,932	15,769,560
Current liabilities:
Accounts payable	3,209,680	2,059,771
Customer deposits	2,479,124	1,704,224
Deferred revenue	500,000
Line of credit, bank	802,738	802,738
Margin line of credit account		1,980,937
Convertible notes payable	954,622	954,622
Accrued interest	1,226,633	459,872
Accrued and other current liabilities	1,026,330	1,125,495
Accrued and other current liabilities - assumed in Merger	295,008
Lease liability, current portion	361,606	334,255
Total current liabilities	11,802,450	10,668,339
Non-current liabilities:
Notes payable assumed in the Merger	1,565,000
PIPE loan payable, net	4,209,197
Dividend notes payable	4,023,923	4,023,923
Gross sales royalty payable	1,000,000	1,000,000
Lease liability, net of current portion	478,539	668,228
Other liabilities	589,619	63,015
Total liabilities	24,576,036	19,687,288
Commitments and Contingencies
Stockholders’ deficit:
Preferred stock, $0.0001 par value, 10 million share authorized; zero shares issued and outstanding, respectively
Treasury stock at cost, 4,692 shares of common stock held, respectively	(2,037,000)	(2,037,000)
Additional paid-in capital	6,758,839	10,479,738
Accumulated other comprehensive loss		(1,662)
Accumulated deficit / losses	(15,231,269)	(12,358,924)
Total stockholders’ deficit	(10,508,104)	(3,917,728)	$ (4,276,690)
Total liabilities and stockholders’ deficit	14,067,932	15,769,560
Series A Common Stock [Member]
Stockholders’ deficit:
Common stock	1,154	120
Series B Common Stock [Member]
Stockholders’ deficit:
Common stock	172
Nonrelated Party [Member]
Current liabilities:
Notes payable	9,709	9,425
Non-current liabilities:
Note payables	14,808	2,402,783
Related Party [Member]
Current liabilities:
Notes payable	937,000	1,237,000
Non-current liabilities:
Note payables	$ 892,500	861,000
Deep Medicine Acquisition Corp [Member]
Current assets:
Cash and cash equivalents		177,876	595,536	$ 877,099
Prepaid expenses			20,408	315,306
Cash and marketable securities held in Trust Account		6,703,330	9,160,803	127,760,867
Total current assets		6,881,206	9,776,747	128,953,272
Total assets		6,881,206	9,776,747	128,953,272
Current liabilities:
Taxes payable		57,569	57,569
Total current liabilities		3,705,623	2,795,069	536,712
Non-current liabilities:
Deferred underwriting commissions		4,427,500	4,427,500	4,427,500
Total non-current liabilities		4,427,500	4,427,500	4,427,500
Total liabilities		8,133,123	7,222,569	4,964,212
Commitments and Contingencies
Common stock subject to possible redemption, 830,210 shares at $10.83 per share and 12,650,000 shares at $10.10 per share as of March 31, 2023 and March 31, 2022, respectively		6,536,961	8,994,434	127,765,000
Stockholders’ deficit:
Preferred stock, $0.0001 par value, 10 million share authorized; zero shares issued and outstanding, respectively
Additional paid-in capital
Accumulated deficit / losses		(7,789,256)	(6,440,634)	(3,776,318)
Total stockholders’ deficit		(7,788,878)	(6,440,256)	(3,775,940)
Total liabilities and stockholders’ deficit		6,881,206	9,776,747	128,953,272
Deep Medicine Acquisition Corp [Member] | Common Class A [Member]
Stockholders’ deficit:
Common stock		378	378	62
Deep Medicine Acquisition Corp [Member] | Common Class B [Member]
Stockholders’ deficit:
Common stock				316
Deep Medicine Acquisition Corp [Member] | Nonrelated Party [Member]
Current liabilities:
Accrued expenses		1,492,437	866,500	15,712
Loan payable - related party		84,617
Deep Medicine Acquisition Corp [Member] | Related Party [Member]
Current liabilities:
Accrued expenses		6,000	6,000	21,000
Loan payable - related party		$ 2,065,000	$ 1,865,000	$ 500,000